Derivative and Hedging Instruments - Summary of Detailed Information about Movement in the Entity Net Investment Hedge Reserve (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of Detailed Information About Movement in the Entity Net Investment Hedge Reserve [Line Items]
Total	$ 4,801	$ 5,918	$ 4,578
Hedges of net investment in foreign operations [Member]
Disclosure of Detailed Information About Movement in the Entity Net Investment Hedge Reserve [Line Items]
Balances in the foreign currency translation reserve for continuing hedges	59	(137)
Total	$ 59	$ (137)